Financial Assets and Liabilities - Summary of Analysis of Gains (Losses) on Derivative Financial Instruments (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Gain Losses On Derivative Financial Instruments [Abstract]
Gains (losses) on derivative financial instruments	₱ 1,651	₱ (284)	₱ (233)
Hedge costs	(251)	(94)	(51)
Net gains (losses) on derivative financial instruments (Note 5)	₱ 1,400	₱ (378)	₱ (284)